SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at January 1, 2024 and 2023	$ 423,214	$ 198,140
Change in fair value	280,403	225,074
Balance at December 31, 2024 and 2023	$ 703,617	$ 423,214